Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - Net Loss Per Common Share [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 8,822,632	$ (1,914,225)
Denominator:
Basic weighted average shares outstanding	23,000,000	4,346,457
Basic net income per common share	$ 0.38	$ (0.44)
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 2,205,658	$ (2,264,473)
Denominator:
Basic weighted average shares outstanding	5,750,000	5,141,732
Basic net income per common share	$ 0.38	$ (0.44)